Simple Agreements for Future Equity (SAFE) - Summary Of Simple Agreements for Future Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Simple Agreements For Future Equity [Line Items]
Losses reported from changes in fair value in the statement of operations	$ (24,215)	$ (12,345)
SAFEs [Member] | Changes Measurement [Member]
Simple Agreements For Future Equity [Line Items]
Principal amount, inclusive of accrued interest and changes in fair value, if any	$ 0	$ 122,588